Net loss per share - Schedule of Potentially Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	9,514,982	9,275,399
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding		914,200
Underwriter [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	16,500	16,500
Series A Warrants to Purchase Shares of Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	485,121	485,121
Series C Warrant to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	118,083	118,083
Series D Warrant To Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	586,162	586,162
2017 PIPE Warrant Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	6,024,425	6,024,425
2018 PIPE Warrant Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	513,617
Warrants Issued to 2010/2012 Convertible Note Holders to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	102,070	102,070
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	1,667,153	1,026,987
Warrants Issued in 2009 to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of diluted weighted-average shares outstanding	1,851	1,851